Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share
Schedule of computation of basic and diluted earnings per share

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Numerator:
Net income	7,768,670	31,538,062	60,026,544	8,454,562
Net income attributable to ordinary shareholders – basic	7,768,670	31,538,062	60,026,544	8,454,562
Dilution effect arising from convertible bonds	—	51,655	43,987	6,195
Net income attributable to ordinary shareholders – diluted	7,768,670	31,589,717	60,070,531	8,460,757

Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding – basic	5,012,651	5,057,540	5,416,106	5,416,106
Adjustments for dilutive RSUs and share options	701,113	640,545	387,224	387,224
Conversion of convertible bonds to Class A ordinary shares	—	63,206	36,300	36,300
Weighted-average number of ordinary shares outstanding – diluted	5,713,764	5,761,291	5,839,630	5,839,630

Earnings per share – basic	1.55	6.24	11.08	1.56
Earnings per share – diluted	1.36	5.48	10.29	1.45